Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
In response to Item 402(x)(1) of Regulation
S-K,
we do not regularly grant new awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information. We did grant Mr. Vince stock options in December 2025 as part of the CEO Long-Term Transformation and Retention Award as disclosed on a Form
8-K
filed on December 11, 2025 and further disclosed in the “CEO Long-Term Transformation and Retention Award” section.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information.